INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 7: -	INVENTORIES

	December 31,
	2022	2021

Raw materials	$2,003	$1,494
Finished goods	11,259	9,598

	$13,262	$11,092

As of December 31, 2022 and 2021, the finished products line item above includes deferral of the cost of goods sold for which revenue was not yet recognized in the amount of approximately $1,729 and $413, respectively.